Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Commitments and contingencies
39 Commitments and contingencies
Investments contracted
In the normal course of business, the Group has committed itself through purchase and sale transactions of investments, mostly to be executed in the course of 2024. The amounts represent the future outflow and inflow, respectively, of cash related to these investment transactions that are not reflected in the consolidated statement of financial position.

	2023		2022

	Purchase	Sale	Purchase	Sale

Real estate	-	2	-	1

Mortgage loans	421	-	468	-

Private loans	89	-	150	-

Other	1,292	-	1,408	-
Aegon has committed itself, through certain subsidiaries, to invest in real estate, private loans, mortgage loans and receivables and investment funds.
Real estate commitments represent the committed pipeline of investments in real estate projects. The sale of real estate relates to properties that are under contract to be sold as per December 31, 2023. Mortgage loan commitments represent undrawn mortgage loan facilities provided and outstanding proposals on mortgages. The sale of mortgage loans relates to pre-announced
redemptions on mortgage loans. Private loans represent deals on Aegon’s portfolio of private placement securities that Aegon has committed to, but which have not yet settled and funded. Other commitments include future purchases of interests in investment funds and limited partnerships.
Other commitments and contingencies

	2023	2022

Guarantees	773	611

Other guarantees	7	8
Guarantees include those guarantees associated with the sale of investments in low-income
housing tax credit partnerships in the United States, which can be called upon if there is a deficiency in the tax benefits delivered to the investor or if Aegon is in default under a material provision of the contract. Standby letters of credit amounts reflected above are the liquidity commitment notional amounts. In addition to the guarantees shown in the table, guarantees have been given for fulfillment of contractual obligations such as investment mandates related to investment funds.
Amount of collaterals on financial guarantees is EUR 0 million on December 31, 2023 (EUR 0 million on December 31, 2022), while other commitments have EUR 1 million collateral at the end of 2023 (EUR 1 million cash collateral at the end of 2022).
Contractual obligations
In March 2019, affiliates of Transamerica Corporation and Illumifin, entered into a series of agreements to which Transamerica transferred to Illumifin the administration and claims management of its long term care insurance business line, enabling Transamerica to accelerate the enhancement of its digital capabilities and modernize its long term care insurance platform. Over the course of the multi-year contract, Transamerica will pay approximately USD 390 million to Illumifin. These fees represent compensation for administering Transamerica’s long term care product line including policyholder service, claims processing and care management. The agreement also contains a termination clause in which Transamerica – subject to certain limitations – agrees to compensate Illumifin, on a specified schedule, for early termination.
In April 2018, affiliates of Transamerica Corporation entered into a series of agreements with affiliates of Tata Consultancy Services Limited (TCS) to administer the Company’s US life insurance, voluntary benefits, and annuity business lines. The intent of the relationship was for Transamerica to accelerate the enhancement of its digital capabilities and the modernization of its platforms to service its customers in all lines of business. In May of 2023, due to the then current macro environment and the parties’ respective business priorities, Transamerica and TCS mutually agreed to end the administration arrangement for life, annuity and voluntary benefits lines of business. Transamerica and TCS agreed to work together to ensure a smooth transition of the administration to a new servicing model which aims to take approximately 30 months.
In November 2018, Aegon UK announced an extended partnership with Atos BPS Ltd. (Atos) to service and administer its Traditional Products Business
(non-Platform
customers). The agreement is a
15-year
contract under which Aegon UK pays Atos to administer around 1.4 million customers, which took effect on June 1, 2019 as planned. At year-end
2022, outstanding transition and conversion charges are estimated to amount to approximately GBP 10 million, which are expected to be recorded over the next year, with fixed payments to Atos defined in the agreement and subject to completion of milestones which have been agreed with Aegon UK.
An Aegon Ltd. indirect US life subsidiary has a net worth maintenance agreement with its subsidiary Transamerica Life (Bermuda) Ltd., pursuant to which Transamerica Life Insurance Company, a US life insurance subsidiary, will provide capital sufficient to maintain a S&P “AA” financial strength rating and capital sufficient to comply with the requirements of the countries in which its branches are located.
Aegon has guaranteed and is severally liable for the following:
∎	Due and punctual payment of payables under letter of credit agreements applied for by Aegon as co-applicant
with its captive insurance companies that are subsidiaries of Transamerica Corporation and Commonwealth General Corporation. On December 31, 2023, the letter of credit arrangements utilized by captives to provide collateral to affiliates amounted to EUR 526 million (2022: EUR 511 million); from that date no amounts had been drawn, or were due under these facilities;
∎	Due and punctual payment of payables by the consolidated group companies Transamerica Corporation, Aegon Funding Company LLC and Commonwealth General Corporation with respect to fixed subordinated notes, bonds, capital trust pass-through securities and notes issued under commercial paper programs amounting to EUR 1,007 million (2022: EUR 1,042 million); and
∎	Due and punctual payment of any amounts owed to third parties by the consolidated group company Aegon Derivatives N.V. in connection with derivative transactions. Aegon Derivatives N.V. enters into derivative transactions with counterparties with which ISDA master netting agreements, including collateral support annex agreements, have been agreed. Net (credit) exposure on derivative transactions with these counterparties was therefore limited from December 31, 2023.
Legal and arbitration proceedings, regulatory investigations and actions
Aegon faces significant risks of litigation as well as regulatory exams and investigations and actions relating to its and its subsidiaries’ businesses. Aegon is also subject to compliance with regulations applicable to it as a corporate entity.
Due to the geographic spread of its business, Aegon Group may be subject to tax audits or litigation in various jurisdictions. Although uncertainties are provided for adequately in the tax position, the ultimate outcome of tax audits or litigation may result in an outcome that differs from the amounts provided for.

Insurance companies and their affiliated regulated entities are routinely subject to litigation, investigation and regulatory activity by various governmental and enforcement authorities, individual claimants and policyholder advocate groups in the jurisdictions in which Aegon does business, including the United States and the United Kingdom. These actions may involve issues including, but not limited to, employment or distribution relationships; operational and internal controls and processes; investment returns; sales practices; transparency and adequacy of product disclosures including regarding initial costs, ongoing costs, and costs due on policy surrender as well as changes to costs over time; environmental and climate change related matters; competition and antitrust matters; data privacy; information security; intellectual property; and anti-money laundering, anti-bribery, and economic sanctions compliance.
Over time, Aegon has made a number of acquisitions and divestments around the world, including in the Netherlands, Central and Eastern Europe, the United States, and the United Kingdom. Acquisitions and divestments involve risks, including the risk of losses resulting from claims or litigation related to contractual terms such as representations, warranties, and indemnifications.
Government and regulatory investigations may result in the institution of administrative, injunctive or other proceedings and/ or the imposition of monetary fines, penalties and/or disgorgement as well as other remedies, sanctions, damages, and restitutionary amounts. Regulators may also seek changes to the way Aegon operates. In some cases, Aegon subsidiaries have modified business practices in response to inquiries.
Customers of certain Aegon products bear significant investment risks with respect to those products, which are affected by fluctuations in equity markets as well as interest rate movements. When investment returns disappoint, are volatile or change due to changes in the market or other relevant conditions, customers may threaten or bring litigation against Aegon. Disputes and investigations initiated by governmental entities and private parties may lead to orders or settlements including payments or changes to business practices even if Aegon believes the underlying claims are without merit.
The existence of potential claims may remain unknown for long periods of time after the events giving rise to such claims. Determining the likelihood of exposure to Aegon and the extent of any such exposure may not be possible for long periods of time after Aegon becomes aware of such potential claims. Litigation exposure may develop over long periods of time; once litigation is initiated, it may be protracted and subject to multiple levels of appeal, which can lead to significant costs of defense, adverse publicity and other constraints.
In some jurisdictions, plaintiffs may seek recovery of very large or indeterminate amounts under claims of bad faith, which can result in tort, punitive and/or statutory damages. Damages alleged may not be quantifiable or supportable or may have no relationship to economic losses or final awards. As a result, Aegon cannot predict the effect of litigation, investigations or other actions on its business.
Separate from financial loss, litigation, regulatory action, legislative changes or changes in public opinion may require Aegon to change its business practices, which could have a material adverse impact on Aegon’s businesses, results of operations, cash flows and financial position.
Proceedings in which Aegon is involved
Several US insurers, including Aegon subsidiaries, have been named in class actions as well as individual litigation relating to increases in monthly deduction rates (MDR) on universal life products. Plaintiffs generally allege that the increases were made to recoup past losses rather than to cover the future costs of providing insurance coverage. Aegon’s subsidiary in the United States settled two such class actions that had been venued in California federal court. The settlement in the first of these cases, approved in January 2019, arose from increases implemented in 2015-2016. In a second case, Aegon’s subsidiary agreed to settle a class action lawsuit arising out of MDR increases in 2017 and 2018. The court approved that settlement in September 2020. A number of policyowners opted-out
of the class settlements, with the settlement funds reduced proportionally. By the end of 2023, all material opt-out
lawsuits and disputes from both cases had been resolved, and provisions adjusted accordingly. A third case was filed in October 2022 which relates to MDR increases in 2022 and 2023. That case is venued in Iowa federal court. At this time, Aegon is unable to reliably estimate the potential exposure in this case.
Transamerica subsidiaries may face employment-related lawsuits from time to time. For example, several
US-based
Aegon subsidiaries are defendants in a putative class action alleging that the subsidiaries mischaracterize agents as independent contractors instead of employees. While the subsidiaries disagree with these allegations and have vigorously defended the action, the parties have reached a settlement, subject to court approval, to avoid the cost, expense and risks associated with litigation. Litigation provisions have been adjusted to account for this pending resolution. Depending on the outcome, legal or regulatory claims like this against Transamerica subsidiaries and other companies could result in significant settlements or judgments, and could necessitate a change in the distribution model, which would be costly and could have a material impact on the financial results for that part of the Transamerica business.
A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment
interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court which ruled to dismiss the case; however, the Plaintiff appealed the trial court’s ruling. The appellate hearing, which was originally scheduled for March 2022, as well as the hearing that was scheduled for January 12, 2023, on the request for substitution of Plaintiff’s son were both cancelled by the court and neither has been rescheduled. Aegon has no material assets located in Nigeria.

Aegon Ltd. [member]
Statement [LineItems]
Commitments and contingencies
19 Commitments and contingencies
Aegon Ltd. has guaranteed and is severally liable for the following:

∎	Due and punctual payment of payables under letter of credit agreements applied for by Aegon as co-applicant
with its captive insurance companies that are subsidiaries of Transamerica Corporation and Commonwealth General Corporation. At December 31, 2023, the letter of credit arrangements utilized by captives to provide collateral to affiliates amounted to EUR 526 million (2022: EUR 511 million); from that date, no amounts had been drawn, or were due under these facilities;

∎	Due and punctual payment of payables by the consolidated group companies Transamerica Corporation, Aegon Funding Company LLC and Commonwealth General Corporation with respect to fixed subordinated notes, bonds, capital trust pass-through securities and notes issued under commercial paper programs amounting to EUR 1,007 million (2022: EUR 1,042 million); and

∎	Due and punctual payment of any amounts owed to third parties by the consolidated group company Aegon Derivatives N.V. in connection with derivative transactions. Aegon Derivatives N.V. enters into derivative transactions with counterparties with which ISDA master netting agreements, including collateral support annex agreements, have been agreed. Net (credit) exposure on derivative transactions with these counterparties was therefore limited from December 31, 2023.